Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Corporate Development and Administrative Services Agreement
Prior to the IPO, Zoe’s Investors, terminated the Corporate Development and Administrative Services Agreement with Brentwood Private Equity IV, LLC ("Brentwood"), an owner of membership interests in Zoe’s Investors, the previous sole shareholder. Under the terms of the agreement, Brentwood provided assistance in the corporate development activities and our business growth efforts. As consideration for services provided, we provided reimbursement for business expenses related to performance of this agreement and an annual consulting fee based on Adjusted EBITDA as defined in the agreement. We had no expenses and $0.2 million of expenses during the twelve weeks ended July 14, 2014 and July 15, 2013, respectively related to this agreement and $0.1 million and $0.05 million of expenses during the twenty-eight weeks ended July 14, 2014 and July 15, 2013, respectively.
In connection with our follow-on offering on August 19, 2014, we purchased 94,100 shares of our common stock from certain of our officers at $29.04 per share, the net price per share in the offering. We did not receive proceeds from the offering.

Related Party Transactions
Corporate Development and Administrative Services Agreement
Zoe's Investors entered into a Corporate Development and Administrative Services Agreement with Brentwood Private Equity IV, LLC ("Brentwood"), an owner of membership interests in Zoe's Investors, our sole shareholder. Under the terms of the agreement, Brentwood provides assistance in the corporate development activities and our business growth efforts. As consideration for services provided, we provide reimbursement for business expenses related to performance of this agreement and an annual consulting fee based on Adjusted EBITDA as defined in the agreement. During the years ended December 30, 2013, December 31, 2012 and December 26, 2011, we expensed approximately $0.2 million, $0.2 million and $0.2 million respectively, related to this agreement.
In addition, the persons associated with Brentwood currently serve on our Board of Directors. Currently, Brentwood controls the Company.